Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Assets
Federal funds sold and securities purchased under resale agreements (included $20,299 and $20,536 at fair value)	$ 222,554	$ 195,404
Securities borrowed (included $13,961 and $7,032 at fair value)	123,587	119,630
Securities (included $316,318 and $360,365 at fair value and assets pledged of $86,891 and $140,631)	316,336	360,390
Loans (included $1,976 and $1,364 at fair value)	692,927	633,458
Accrued interest and accounts receivable (included zero and $5,012 at fair value)	70,147	67,427
Other assets	105,291	107,091
Liabilities
Deposits (included $4,369 and $4,455 at fair value)	930,369	938,367
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4,060 and $3,396 at fair value)	276,644	261,413
Other borrowed funds (included $9,931 and $5,637 at fair value)	57,309	55,740
Accounts payable and other liabilities at fair value	170,330	162,696
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,649	15,225
Long-term debt, at fair value	247,669	266,318
Stockholders' equity
Preferred stock, par value (actual number)	$ 1	$ 1
Preferred stock, shares authorized (actual number)	200,000,000	200,000,000
Preferred stock, shares issued (actual number)	780,000	2,538,107
Common stock, par value (actual number)	$ 1	$ 1
Common stock, shares authorized (actual number)	9,000,000,000	9,000,000,000
Common stock, shares issued (actual number)	4,104,933,895	4,104,933,895
Shares held in RSU Trust, shares (actual number)	1,192,712	1,526,944
Treasury stock, shares (actual number)	194,639,785	162,974,783
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Loans (included $1,976 and $1,364 at fair value)	95,587	13,004
Other assets	3,494	5,043
Liabilities
Accounts payable and other liabilities at fair value	1,922	2,197
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,649	15,225
Fair value [Member]
Assets
Federal funds sold and securities purchased under resale agreements (included $20,299 and $20,536 at fair value)	20,299	20,536
Securities borrowed (included $13,961 and $7,032 at fair value)	13,961	7,032
Loans (included $1,976 and $1,364 at fair value)	1,976	1,364
Accrued interest and accounts receivable (included zero and $5,012 at fair value)	0	5,012
Other assets	18,201	19,165
Liabilities
Deposits (included $4,369 and $4,455 at fair value)	4,369	4,455
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4,060 and $3,396 at fair value)	4,060	3,396
Other borrowed funds (included $9,931 and $5,637 at fair value)	9,931	5,637
Allowance for lending-related commitments	717	939
Accounts payable and other liabilities at fair value	236	357
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	1,495	1,410
Long-term debt, at fair value	38,839	48,972
Fair value [Member] | Trading assets [Member]
Assets
Securities (included $316,318 and $360,365 at fair value and assets pledged of $86,891 and $140,631)	316,318	360,365
Trading assets [Member]
Assets
Assets pledged	73,056	38,315
Securities [Member]
Assets
Assets pledged	86,891	140,631
Other assets [Member]
Assets
Assets pledged	$ 1,485	$ 1,762